Other assets	12 Months Ended
Oct. 31, 2021
Text Block [Abstract]
Other assets

Note 10	Other assets

$ millions, as at October 31	2021	2020
Accrued interest receivable	$1,271	$1,317
Defined benefit asset (Note 19)	1,372	247
Precious metals (1)	3,005	2,731
Brokers’ client accounts	12,273	9,153
Current tax receivable	1,676	2,201
Other prepayments	582	557
Derivative collateral receivable	6,599	4,950
Accounts receivable	859	519
Other (2)	1,588	1,533
	$29,225	$23,208

(1)	Includes gold and silver bullion that are measured at fair value using unadjusted market prices quoted in active markets.
(2)
Includes investments in subleases of $664 million as at October 31, 2021 (2020: $749 million), related to certain subleases we have re-assessed
as finance subleases as part of the adoption of IFRS 16. For the year ended October 31, 2021, finance income related to our investment in sublease was $47 million (2020: $53 million). Future lease payments receivable are $472 million over the next five years, and $683 million thereafter until expiry of the subleases.